Leases (Details 2) ₪ in Millions	Dec. 31, 2018 ILS (₪)
Disclosure of maturity analysis of operating lease payments [line items]
Repayment of lease	₪ 1,659
Up to one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Repayment of lease	446
1-5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Repayment of lease	852
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Repayment of lease	₪ 361